EQUITY-ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of joint ventures [abstract]
EQUITY-ACCOUNTED INVESTMENTS	EQUITY-ACCOUNTED INVESTMENTS
The following table outlines the changes in the company’s equity-accounted investments:

(MILLIONS)	2020	2019	2018
Balance, beginning of year	$360	$304	$184
Investment	—	—	13
Share of net (loss) income	(4)	12	17
Share of other comprehensive income	26	51	97
Dividends received	(3)	(7)	(3)
Foreign exchange translation and other	(7)	—	(4)
Balance, end of year	$372	$360	$304